Inverse Dow 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.99%	10.55%	11.57%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(17.80%)	(24.43%)	(24.63%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(19.30%)	(24.76%)	(24.80%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(10.60%)	(15.78%)	(11.87%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(20.36%)	(24.61%)	(24.43%)